Other Payables - Summary of Other Payables (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Trade And Other Current Payables [Abstract]
Accrued salary and compensation	$ 9,041		$ 9,748
Accrued compensation to employees and remuneration to directors and supervisors	1,739		1,949
Payables to contractors	1,710		2,058
Payables to equipment suppliers	1,459		1,690
Amounts collected for others	1,226		1,203
Accrued franchise fees	1,151		1,248
Accrued maintenance costs	1,050		1,081
Others	5,939		6,024
Total	$ 23,315	$ 762	$ 25,001